Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation on vessels and equipment	$ 459.3	$ 391.0
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	136,100,000	132,800,000
Common stock, shares outstanding (in shares)	136,100,000	132,800,000
Class B [Member]
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	23,200,000	23,200,000
Common stock, shares outstanding (in shares)	23,200,000	23,200,000